INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Investment Interest (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Share of Profit from Equity Investments	$ 328	$ 316
Investments in equity accounted investees	$ 4,267	$ 6,987
PGI
Disclosure of joint ventures [line items]
Ownership interest in joint venture	60.00%	60.00%
Share of Profit from Equity Investments	$ 227	$ 226
Investments in equity accounted investees	$ 3,740	$ 3,894
Alliance
Disclosure of joint ventures [line items]
Ownership interest in joint venture	100.00%	50.00%
Share of Profit from Equity Investments	$ 42	$ 109
Investments in equity accounted investees	$ 0	2,427
Aux Sable
Disclosure of joint ventures [line items]
Ownership interest in joint venture	100.00%
Share of Profit from Equity Investments	$ 33	(16)
Investments in equity accounted investees	$ 0	$ 362
Aux Sable | Minimum
Disclosure of joint ventures [line items]
Ownership interest in joint venture		42.70%
Aux Sable | Maximum
Disclosure of joint ventures [line items]
Ownership interest in joint venture		50.00%
Cedar LNG
Disclosure of joint ventures [line items]
Ownership interest in joint venture	49.90%	49.90%
Share of Profit from Equity Investments	$ 22	$ (9)
Investments in equity accounted investees	430	202
Other
Disclosure of joint ventures [line items]
Share of Profit from Equity Investments	4	6
Investments in equity accounted investees	$ 97	$ 102
Other | Minimum
Disclosure of joint ventures [line items]
Ownership interest in joint venture	50.00%	50.00%
Other | Maximum
Disclosure of joint ventures [line items]
Ownership interest in joint venture	75.00%	75.00%